Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB169, RMB159 and RMB242 for the years ended December 31, 2020, 2021 and 2022)		¥ 258,796		$ 37,522	¥ 376,642		¥ 422,984
Marketing and branding service revenue (including services provided to a related party of RMB77,046, RMB45,528 and RMB24,993 for the years ended December 31, 2020, 2021 and 2022)		287,453		41,677	463,475		317,461
Other service revenue (including services provided to related parties of RMB19,955, RMB25,928 and RMB27,357 for the years ended December 31, 2020, 2021 and 2022)		114,492		16,600	217,391		136,692
Total revenue		660,741		95,799	1,057,508		877,137
Cost of revenue:
Workspace membership (including services provided by related parties of RMB12,564, RMB3,490 and RMB853 for the years ended December 31, 2020, 2021 and 2022)		(339,088)		(49,163)	(508,121)		(557,102)
Marketing and branding service (including services provided by related parties of RMB11,504, RMB14,495 and RMB96,971 for the years ended December 31, 2020, 2021 and 2022)		(291,568)		(42,273)	(444,717)		(297,893)
Other services		(104,311)		(15,124)	(181,222)		(113,074)
Total cost of revenue		(734,967)		(106,560)	(1,134,060)		(968,069)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(111,308)		(16,138)	(114,485)		(36,505)
Impairment loss on goodwill		(43,011)		(6,236)	(1,504,525)
Sales and marketing expenses		(27,109)		(3,930)	(61,670)		(47,061)
General and administrative expenses		(108,013)		(15,660)	(376,417)		(320,202)
Change in fair value of warrant liability		9,062		1,314	6,837
Change in fair value of put option liability		706		102
Loss from operations		(353,899)		(51,309)	(2,126,812)		(494,700)
Interest expense, net		(17,078)		(2,477)	(3,262)		(12,863)
Subsidy income		6,325		917	7,352		13,931
Impairment loss on long-term investments					(1,371)		(10,060)
Gain on disposal of long-term investments							8,561
(Loss)/Gain on disposal of subsidiaries		23,009		3,336	(14,978)		(39,703)
Other income/(expense), net		20,325		2,947	(19,260)		30,393
Loss before income taxes and loss from equity method investments		(321,318)		(46,586)	(2,158,331)		(504,441)
Provision for income taxes		(1,178)		(171)	(4,479)		(2,864)
Loss from equity method investments					(27)		(639)
Net loss		(322,496)		(46,757)	(2,162,837)		(507,944)
Less: Net loss attributable to noncontrolling interests		(30,822)		(4,469)	(166,424)		(19,452)
Net loss attributable to Ucommune International Ltd.		¥ (291,674)		$ (42,288)	¥ (1,996,413)		¥ (488,492)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.
– Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (66.18)	[1]	$ (9.59)	¥ (462.88)	[1]	¥ (149.98)	[1]
Weighted average shares used in calculating net loss per share
– Basic and diluted (in Shares)	[1]	4,407,510		4,407,510	4,313,064		3,257,088

[1]	During the years ended December 31, 2020, 2021 and 2022, the Group has nil, nil and 251,751 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.